INVESTMENT IN JOINTLY CONTROLLED ENTITY (Components of Investment in Jointly Controlled Entity) (Details)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Investment in jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in jointly controlled entity [Member] CNY	Dec. 31, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2012 Shareholders' loan [Member] CNY	Dec. 31, 2011 Subtotal [Member] CNY	Dec. 31, 2012 Subtotal [Member] CNY	Dec. 31, 2011 Shares of loss [Member] CNY	Dec. 31, 2012 Shares of loss [Member] CNY
Schedule of Equity Method Investments [Line Items]
Beginning balance	9,154,000		8,301,000			500,000	500,000	10,000,000	10,000,000	10,500,000	10,500,000	(1,346,000)	(2,199,000)
Share of loss	(853,000)	(269,000)	(1,676,000)	(853,000)	0	0	0	0	0	0	0	(853,000)	(1,676,000)
Ending balance	8,301,000	$ 1,063,000	6,625,000	8,301,000		500,000	500,000	10,000,000	10,000,000	10,500,000	10,500,000	(2,199,000)	(3,875,000)